Expense Example, No Redemption	Aug. 20, 2025 USD ($)
GMO Horizons ETF | GMO Horizons ETF
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 26
Expense Example, No Redemption, 3 Years	80
GMO Dynamic Allocation ETF | GMO Dynamic Allocation ETF
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	51
Expense Example, No Redemption, 3 Years	210
GMO Domestic Resilience ETF | GMO Domestic Resilience ETF
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	51
Expense Example, No Redemption, 3 Years	160
GMO Ultra-Short Income ETF | GMO Ultra-Short Income ETF
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	20
Expense Example, No Redemption, 3 Years	$ 64